Schedule of Warrants Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 1	$ 525,621
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 2	$ 525,621
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 3	7.73
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 4	$ 0
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 5	$ 0
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 6	7.09
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 7	$ 525,621
Warrants Liability Schedule Of Warrants Outstanding And Exercisable 8	$ 525,621